SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 1) - shares	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding	6,409,304	1,613,098
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding	6,369,304	1,573,098
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding	40,000	40,000